Share Capital and Warrants	12 Months Ended
Dec. 31, 2020
Share Capital And Warrants [Abstract]
Share Capital and Warrants
21.	Share capital and warrants
(a)	Authorized

The authorized capital of the Company consists of an unlimited number of voting common shares and preferred shares with no par value.

On July 12, 2019, the Company approved a 1.6 to 1 share split of the Company’s issued and outstanding common shares (the “Share Split”). Each shareholder of record of the Company as of the close of business on the record date on July 22, 2019 received 1.6 common shares for each share held on such date. All references to common shares, warrants, simple warrants and performance warrants have been retrospectively adjusted to reflect the Share Split.

(b)	Issued and outstanding
		December 31, 2020		December 31, 2019
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		107,180,423	509,654	68,648,984	65,133
Initial public offering		—	—	11,000,000	189,518
Shares issued for assets		—	—	797,952	6,537
Share issuances		337,696,867	176,931	394,926	2,323
Shares issued to related parties		—	—	3,730,963	63,460
Share issuance costs		—	(5,593)	—	(12,770)
Business acquisitions		—	—	2,696,800	39,849
Disposition of Bridge Farm	5	(2,716,271)	(38,447)	—	—
Convertible debt - conversions	16	373,371,318	63,002	13,108,676	113,526
Derivative warrants exercised	17	102,836,429	55,912	—	—
Warrants exercised		—	—	4,551,082	21,882
Shares issued for services		—	—	164,080	2,320
RSUs exercised	22(c)	475,367	587	57,960	195
Employee warrants exercised		—	—	2,029,000	17,681
Balance, end of year		918,844,133	762,046	107,180,423	509,654

August 2020 Offering

On August 18, 2020, the Company issued 25.8 million Series A Units (the “Series A Units”), each consisting of one common share and one Series A Warrant (collectively, the “Series A Warrants”) (note 17d) to purchase one common share and 14.3 million Series B Units (the “Series B Units”), each consisting of one pre-funded Series B Warrant (the “Series B Warrants”) to purchase one common share and one Series A Warrant to purchase one common share (note 17d). Each Series A Unit was sold at a price of US$0.50 per unit and each Series B Unit was sold at a price of US$0.50 per unit, less US$0.0001 per unit. Gross proceeds from this offering were US$20 million. The Series A Warrants and Series B Warrants were exercisable immediately and have a term of five years commencing on the date of issuance. The exercise price of the Series A Warrants was US$0.75 per common share and the exercise price of the Series B Warrants was US$0.0001 per common share.

On August 19, 2020, 9.2 million Series B Warrants were exercised resulting in the issuance of 9.2 million common shares and on August 20, 2020, the remaining 5.1 million Series B Warrants were exercised resulting in the issuance of 5.1 million common shares.

At-the-Market Offering Program

On August 13, 2020, the Company entered into an equity distribution agreement to establish the ATM Program which allowed the Company to offer and sell common shares having an aggregate offering price of up to US$50 million. During the period from October 5, 2020 to December 4, 2020, the Company issued 153.5 million common shares at a weighted average exercise price of US$0.3250 for gross proceeds of US$49.9 million.

On December 4, 2020, the Company entered into an equity distribution agreement to establish a new ATM Program which allowed the Company to offer and sell common shares having an aggregate offering price of up to US$150 million. During the period from December 14, 2020 to December 31, 2020, the Company issued 156.3 million common shares at a weighted average exercise price of US$0.4795 for gross proceeds of US$75.0 million. Subsequent to December 31, 2020, the Company issued 117.6 million common shares at a weighted average exercise price of $US0.6379 for gross proceeds of US$75.0 million.

Subsequent to December 31, 2020, on January 11, 2021 the Company entered into an equity distribution agreement to establish a third ATM Program having an aggregate offering price of up to US$50.0 million. Under the third ATM Program, from January 11, 2021 to January 13, 2021 the Company issued 72.4 million common shares at a weighted average exercise price of US$0.6903 for gross proceeds of US$50.0 million.

Subsequent to December 31, 2020, on January 20, 2021 the Company entered into an equity distribution agreement allowing it to issue common shares in an amount up to US$400 million at its discretion and established an ATM Program covering issuances of up to US$400 million. Under this ATM Program, the Company issued 237.7 million common shares at a weighted average exercise price of US$0.6325 for gross proceeds of US$150.3 million. Under this equity distribution agreement, the Company also completed two registered offerings (note 34).

(c)	Common share purchase warrants
	Number of Warrants	Carrying Amount
Balance at December 31, 2018	4,211,904	3,108
40% Warrants reclassified from derivative liability (i)	957,225	4,122
60% Warrants reclassified from derivative liability (i)	1,495,665	11,969
Warrants issued to related parties (ii)	480,000	5,833
Warrants issued on conversion of convertible notes (iii)	3,572,274	6,731
Warrants exercised	(4,551,082)	(3,931)
Warrants expired	(662)	(1)
Balance at December 31, 2019	6,165,324	27,831
Warrants issued	544,000	306
Warrants expired	(3,232,434)	(5,908)
Warrants cancelled	(2,452,890)	(16,091)
Balance at December 31, 2020	1,024,000	6,138
(i)

On August 1, 2019, the 40% and 60% warrants issued as part of the term debt financing and initially classified as derivative liabilities as at June 30, 2019, were reclassified to equity as the number of warrants issuable and the exercise price for each tranche of warrants became fixed in conjunction with the initial public offering date. The exercise price for the 40% and 60% warrants were $21.63 and $20.76 respectively.

(ii)	480,000 warrants with an exercise price of $15.94 were issued to a director of the Company in relation to the acquisition of the financial obligation.
(iii)

Equity units issued upon conversion of CAD denominated convertible notes included 3,095,386 warrants with an exercise price of $4.38 and vested immediately. Equity units issued upon conversion of USD denominated notes included 476,888 warrants with an exercise price of USD$3.75 and vested immediately.

During the year ended December 31, 2020, the warrants issued upon conversion of the CAD and USD denominated convertible notes expired, and the 40% Warrants and 60% Warrants issued as part of the term debt financing were surrendered and cancelled.

The following table summarizes outstanding warrants as at December 31, 2020:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual life (years)
Acquisition of financial obligation	15.94	480,000	1.5
Financial services	4.60	544,000	8.6
	9.91	1,024,000	5.3

During the year ended December 31, 2019, a total of 4,551,082 warrants were exercised consisting of 4,211,242 warrants exercised at a price of $3.91 for gross proceeds of $16.5 million, 307,840 exercised for gross proceeds of $1.3 million of the warrants issued upon conversion of the CAD denominated convertible notes and 32,000 warrants exercised for gross proceeds of USD$120 thousand of the warrants issued upon conversion of the USD denominated convertible notes. 662 warrants expired unexercised in April 2019. The carrying value of the exercised warrants of $3.9 million was adjusted from warrants to share capital.

The following table summarizes outstanding warrants as at December 31, 2019:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual life (years)
Convertible notes (USD)	USD 3.75	444,888	0.8
Convertible notes (CAD)	4.38	2,787,546	0.7
Acquisition of financial obligation	15.94	480,000	2.5
Term debt financing (60%)	20.76	1,495,665	2.6
Term debt financing (40%)	21.63	957,225	2.6
	11.97	6,165,324	1.6